Accounting and Reporting Changes	12 Months Ended
Dec. 31, 2023
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Accounting and Reporting Changes
Note 2 Accounting and Reporting Changes
(a) Changes in accounting and reporting policy
(I) IFRS 17 “Insurance Contracts”
IFRS 17 was issued in May 2017 to be effective for years beginning on January 1, 2021. Amendments to IFRS 17 were issued in June 2020 and included a two-year
deferral of the effective date. IFRS 17 as amended, became effective for years beginning on January 1, 2023, to be applied retrospectively. If full retrospective application to a group of contracts is impracticable the modified retrospective or fair value methods may be used. The standard replaced IFRS 4 “Insurance Contracts” (“IFRS 4”) and therefore replaced the Canadian Asset Liability Method (“CALM”) and materially changed the recognition and measurement of insurance contracts and the corresponding presentation and disclosures in the Company’s Consolidated Financial Statements.
Narrow-scope amendments to IFRS 17 were issued in December 2021 and were effective on initial application of IFRS 17 and IFRS 9 which the Company has adopted on January 1, 2023. The amendments reduce accounting mismatches between insurance contract liabilities and financial assets in scope of IFRS 9 within comparative prior periods when initially applying IFRS 17 and IFRS 9. The amendments allow insurers to present comparative information on financial assets as if IFRS 9 were fully applicable during the comparative period. The amendments do not permit application of IFRS 9 hedge accounting principles to the comparative period.
The Company adopted IFRS 17 on January 1, 2023, with an effective date of January 1, 2022. The Company has prepared an opening balance sheet as at January 1, 2022 under IFRS 17 in the Consolidated Statements of Financial Position. Any differences between the carrying value and the presentation of assets, liabilities and equity determined in accordance with CALM and IFRS 17, as at January 1, 2022, have been recorded in opening retained earnings and accumulated other comprehensive income. Refer to note 25 for adoption impact of IFRS 17.
The 2022 comparative figures and the opening Consolidated Statement of Financial Position as at January 1, 2022 as presented in these Consolidated Financial Statements have been restated, where indicated, for the adoption of IFRS 17. For the Company’s accounting policies for applying IFRS 17 to the Company’s insurance and reinsurance contracts, refer to note 1 (i) and (j).
(II) IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures”
IFRS 9 was issued in November 2009 and amended in October 2010, November 2013 and July 2014, and is effective for years beginning on or after January 1, 2018, to be applied retrospectively, or on a modified retrospective basis. Additionally, the IASB issued amendments in October 2017 that are effective for annual periods beginning on or after January 1, 2019. In conjunction with the amendments to IFRS 17 issued in June 2020, the IASB amended IFRS 4 to permit eligible insurers to apply IFRS 9 effective January 1, 2023, alongside IFRS 17. The standard replaced IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”). IFRS 9 addresses accounting and reporting principles for the classification and measurement of financial assets and financial liabilities, the impairment of financial assets and hedge accounting. IFRS 7 “Financial Instruments: Disclosures” (“IFRS 7”) was amended in conjunction with IFRS 9 and IFRS 17, with expanded qualitative and quantitative disclosures related to financial instruments and became effective along with IFRS 9 and IFRS 17 on January 1, 2023.
The Company adopted IFRS 9 on January 1, 2023, as permitted under the June 2020 amendments to IFRS 4 “Insurance Contracts”. The Company’s accounting policies for invested assets, and derivative and hedging instruments in accordance with IFRS 9 are presented in note 1.
IFRS 9 does not require restatement of comparative periods and the Company has not done so. The Company elected the option under IFRS 17 to reclassify financial assets, including those held in respect of activities not connected to contracts within the scope of IFRS 17, on an instrument-by-instrument
basis, for 2022 comparatives in order to align with the classifications on initial application of IFRS 9 as at January 1, 2023. These classification changes led the Company to present certain investment results previously reported in net investment income or OCI under IAS 39, within OCI or net investment income under IFRS 9, respectively. For 2022 comparative information, the Company did not apply IFRS 9’s ECL impairment model or hedge accounting principles. With respect to these matters, the guidance contained in IAS 39 was maintained. In the case of assets previously classified as FVTPL under IAS 39 and classified as FVOCI or amortized cost under IFRS 9, no IAS 39 impairment was calculated for these Consolidated Financial Statements.
Consistent with IFRS 17 amendments, the adoption of IFRS 9 resulted in certain differences in the classification and measurement of financial assets when compared to their classification and measurement under IAS 39. The most significant classification changes included approximately $184 billion of debt securities previously classified as FVTPL which were classified as FVOCI under IFRS 9.
The Company has elected to apply the hedge accounting requirements under IFRS 9 to all designated hedge accounting relationships prospectively, with the exception to the cost of hedging guidance, that has been applied retrospectively for certain cash flow hedge and net investment hedge relationships. As at January 1, 2023, all existing IAS 39 hedge accounting relationships were assessed and qualified for hedge accounting under IFRS 9. These existing relationships are treated as continuing hedge accounting relationships under IFRS 9 on January 1, 2023 and are disclosed with comparative information for 2022 under IAS 39. Refer to note 5.
The Company has designated new hedge accounting relationships with the objective to reduce potential accounting mismatches between changes in the fair value of derivatives in income, and changes in fair value due to financial risk of insurance liabilities and financial assets in OCI. The incremental notional of derivatives designated in new hedge accounting relationships amounted to $232,637 on transition date. New hedge accounting relationships are effective prospectively on January 1, 2023.
The effects of adoption were as follows:

•
Effects from applying IFRS 17 asset classification changes among FVTPL, AFS and amortized cost under IAS 39 to FVOCI and FVTPL under IFRS 9 resulted in a reduction in retained earnings of $10,645, net of tax, and an increase in OCI of $16,916, net of tax, as at January 1, 2022 when IFRS 17’s transition option was elected. These were presented under “Opening adjustment of financial assets at adoption of IFRS 9 / IFRS 17” in the Consolidated Statements of Changes in Equity.

•
The adoption of IFRS 9 resulted in recognition of ECL of $724. Loss allowances when applied to assets held at amortized cost reduce the carrying value of the assets and reduce equity. Loss allowances do not affect the fair value of assets held at FVOCI and therefore do not affect their carrying value. Loss allowances for assets held at FVOCI do not change total equity, instead result in movement between OCI and retained earnings.

•
The impact of adopting IFRS 9’s ECL impairment methodology resulted in a reduction to retained earnings of $409, net of tax, and an increase to

AOCI of $408 net of tax, on January 1, 2023. This results from the derecognition of loss allowances in accordance with IAS 39, and the recognition of ECL on FVOCI assets with reductions in retained earnings and corresponding increases in AOCI. For financial assets held at amortized cost and investment commitments, ECL was recognized with reductions in retained earnings.

•
As at January 1, 2023, the retrospective application of IFRS 9 to the cost of hedging for currency basis spread resulted with a net $22 reclassification from cash flow hedge and foreign currency translation reserve to a new separate component of accumulated OCI, the cost of hedging. Other IFRS 9 hedge accounting principles had $nil impact as at January 1, 2023 for these Consolidated Financial Statements.

•
The impact of changes made as at January 1, 2023 were presented under line items labeled “Opening adjustment of financial assets at adoption of IFRS 9 / IFRS 17” in the Consolidated Statements of Changes in Equity.

The implementation of IFRS 9 has been incorporated into the Company’s Enterprise Risk Management Framework (“ERM”) and supervised by the Executive Risk Committee (“ERC”). The integration of forward-looking information into the calculation of the ECL and the definition and evaluation of what constitutes a significant increase in credit risk (“SICR”) of an investment are inherently subjective and involve the use of significant judgement. Therefore, the Company has developed a front-to-back
governance framework over the ECL calculation and
has designed controls and procedures to provide reasonable assurance that information is properly recorded. The Company has effective credit risk management processes in place that continue to be applicable and aim to ensure that the effects of economic developments are appropriately considered, mitigation actions are taken where required and risk appetite is reassessed and adjusted as needed.
The Company adopted IFRS 7 (as amended), which expanded qualitative and quantitative disclosures related to financial instruments on January 1, 2023. Refer to notes 4, 5 and 9.
The following table illustrates the impact on loss allowances for invested assets on transition from the incurred loss impairment under IAS 39 to the expected credit losses impairment allowance under IFRS 9.

	December 31, 2022 IAS 39 Impairment allowance	January 1, 2023 IFRS 9 ECL allowance
Debt securities at FVOCI under IFRS 9	$–	$348
Private placements at FVOCI under IFRS 9	–	255
Private placements at amortized cost under IAS 39	25	–
Mortgages at FVOCI under IFRS 9	–	83
Mortgages at amortized cost under IAS 39	10	–
Other invested assets at FVOCI under IFRS 9	–	13
Financial assets at amortized cost under IFRS 9	–	14
Mortgages at amortized cost under IAS 39	7	–
Loans to Bank clients under IAS 39	5	–
Total on-balance sheet exposures	47	713
Allowance for credit losses on off-balance sheet exposures	–	11
Total	$47	$724
The following table shows financial liabilities under IAS 39 and the impact of classification and measurement changes on adoption of IFRS 9.

	Measurement category	December 31, 2022 IAS 39 Total carrying value	Impact of classification and measurement changes (1),(2)	January 1, 2023 IFRS 9 Total carrying value
Investment contract liabilities	FVTPL	$796	$2	$798
	Amortized cost	2,452	6,829	9,281
Deposits from Bank clients	Amortized cost	22,507	–	22,507
Derivative liabilities	FVTPL	14,289	–	14,289
Other liabilities	Amortized cost	17,421	1,473	18,894
Long-term debt	Amortized cost	6,234	–	6,234
Capital instruments	Amortized cost	6,122	–	6,122
Total in-scope financial liabilities		$69,821	$8,304	$78,125

(1)	Investment contract liabilities held at amortized cost of $6,829 were reclassified from insurance contract liabilities under IFRS 4.
(2)
Other liabilities include amounts not in scope of IFRS 9, for example pension obligations. Other liabilities of $1,473 held at amortized cost under IFRS 9 were reclassified from insurance contract liabilities under IFRS 4.

(III) Amendments to IAS 1 “Presentation of Financial Statements”
Amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 “Making Materiality Judgements” were issued in February 2021 and are effective prospectively on or after January 1, 2023 with earlier application permitted. The amendments address the process of selecting accounting policy disclosures, which will be based on assessments of the materiality of the accounting policies to the entity’s financial statements. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(IV) Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors”
Amendments to IAS 8 “Accounting Policies, Changes to Accounting Estimates and Errors” were issued in February 2021, and are effective prospectively on or after January 1, 2023, with earlier application permitted. The amendments include new definitions of estimate and change in accounting estimate, intended to help clarify the distinction among changes in accounting estimates, changes in accounting policies, and corrections of errors. Adoption of these amendments did not have a significant impact on the Company’s Consolidated Financial Statements.
(V) Amendments to IAS 12 “Income Taxes”
Amendments to IAS 12 “Income Taxes” were issued in May 2023. The amendments relate to the OECD’s International Pillar Two tax reform, which seeks to establish a global minimum tax (“GMT”) of fifteen per cent and address inter-jurisdictional base erosion and profit shifting, targeting larger international companies. Most jurisdictions have agreed to participate and effective dates for the GMT vary by jurisdiction based on local legislation.
The Amendments require that, effective for the year ended December 31, 2023, disclosure of current tax expense or recovery related to the GMT is required along with, to the extent that the GMT legislation is enacted or substantively enacted but not yet in effect, disclosure of known or reasonably estimable information that helps users of financial statements understand the Company’s exposure to the GMT arising from that legislation. Certain jurisdictions in which the Company operates, including Ireland, Japan, Luxembourg, Netherlands, the United Kingdom and Vietnam, have enacted legislation to adopt the GMT as of January 1, 2024. The assessment of the Company’s potential exposure to the GMT is based on the most recent information available regarding the financial performance of the constituent entities in these jurisdictions. Based on the assessment, the Company’s operations within these jurisdictions are not impacted by the GMT and therefore no disclosure of current tax expense or recovery related to the GMT is provided.
The United States adopted a corporate alternative minimum tax (“CAMT”) of fifteen per cent, with an effective date of January 1, 2023. CAMT is not a Qualifying Domestic Minimum Top-up Tax for the purposes of the GMT.
In response to the GMT, Bermuda enacted the Corporate Income Tax 2023 Act on December 27, 2023. The Company’s Bermuda tax-resident subsidiaries and branches will be subject to this new tax regime effective January 1, 2025, at a rate of fifteen per cent. The Bermuda corporate income tax is not a Qualifying Domestic Minimum Top-up Tax for the purposes of the GMT.
Countries without a qualified domestic minimum top-up tax of their own will be in scope for Canada’s global minimum tax calculations, once enacted. The Company does not expect this will affect Manulife’s total global minimum tax exposure; however, it will dictate which jurisdiction has the taxing right for local country income.
The Amendments introduce a temporary mandatory exception in IAS 12 from recognizing and disclosing deferred tax assets and liabilities related to the GMT. The Company has applied the mandatory temporary exception from accounting for deferred taxes in respect of the GMT.